Investments in Associates	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Investments in Associates
19.	INVESTMENTS IN ASSOCIATES

19(a)Associates of the Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2019	2018
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

19(b)Carrying amounts of investment in associates

	As of December 31,
	2019	2018
	US$’000	US$’000
At January 1	864	861
Share of loss of associates	(3)	(3)
Exchange difference	74	6
At December 31	935	864

The investments in SPRC, Loxpac and Loxpac HK have been fully impaired.

19.	INVESTMENTS IN ASSOCIATES

19(c)Summarized financial information for associates

The following table summarized financial information of the Company’s investments in associates:

	As of December 31,
	2019	2018
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	3	9
Non-current assets	2,103	1,938
Current liabilities	(3)	(3)
Non-current liabilities	(196)	(181)
Equity	1,907	1,763

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	935	864

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(6)	(5)	(5)

Reconciliation to the Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ profit for the year:	(3)	(3)	(3)

As of December 31, 2019 and 2018, the Company's associates had no contingent liabilities or capital commitments.